JOINT VENTURES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ (649,075)	$ 1,012,486	$ (2,136,801)	$ (707,042)
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(38,081)	(2,647)	(606,491)	(545,606)
Semya S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(14,140)	(22,895)	(55,872)	(6,120)
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(596,854)	1,034,818	(1,474,438)	(155,316)
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 0	$ 3,210	$ 0	$ 0